Summary of Available for Sale Securities, By Asset Class, in Unrealized Loss Position (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[1]	$ 234	$ 255
Net unrealized gains (losses) on available-for-sale securities		550	237	$ (720)
Fixed maturity securities [Member]
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		$ 232	$ 255
Ratio of estimated fair value to amortized cost		80.00%	80.00%
Net unrealized gains (losses) on available-for-sale securities		$ 775	$ 946
Fixed maturity securities [Member] | Less than 80.0% [Member]
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		$ 67	$ 118

[1]	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.